DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 31, 2024	Jan. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from termination of sales-type lease and disposal of licenses		$ 0	$ 400,000
Gain on termination of sales-type lease and disposal of licenses		0	503,544
Gain on the sale of assets		0	(11,655)
Sales-type lease and disposal of licenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deposit liability			100,000
Carrying value of licenses transferred			32,250
Proceeds from termination of sales-type lease and disposal of licenses			400,000
Lease-to-own payments			100,000
Gain on termination of sales-type lease and disposal of licenses			467,750
Carrying value of licenses sold			39,206
Deposit liability derecognized			75,000
Gain on disposal of licenses			$ 35,794
Oregon reporting unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement payment on termination of operating lease agreements	$ 151,350
Carrying value of security deposits written off	43,796
Loss on lease termination	$ 13,419
Interest rate			4.50%
Interest expense on long-term debt		2,968	$ 18,526
Repayments of long-term debt		$ 7,591	$ 45,551